Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of liabilities measured at fair value on a recurring basis

Liabilities measured at fair value on a recurring basis as of September 30, 2023 are as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
	Balance as of
	September 30,
	2023	Level 1 (1)	Level 2	Level 3
Private Warrants	$1,841	$—	$—	$1,841
Working Capital Warrants	204	—	—	204
Forward Purchase Derivative Liability	20,201	—	—	20,201
PIPE Warrants (1)	10,210	—	—	10,210
Total	$32,456	$—	$—	$32,456
(1)	As of September 30, 2023, the fair value of the PIPE Warrants was measured using its respective transaction price as described below. In future reporting periods, the PIPE Warrants will be valued using level three inputs.

Liabilities measured at fair value on a recurring basis as of December 31, 2022 are as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
	Balance as of
	December 31,
	2022	Level 1	Level 2	Level 3
2019 Convertible Notes	$11,392	$—	$—	$11,392
2019 Related Party Convertible Notes	263	—	—	263
Total	$11,655	$—	$—	$11,655

	Fair Value Measurements at Reporting Date Using
	Balance as of
	December 31, 2021	Level 1	Level 2	Level 3
2019 Convertible Notes	$11,219	$—	$—	$11,219
Related Party Convertible Notes	259	—	—	259
Total	$11,478	$—	$—	$11,478

	Fair Value Measurements at Reporting Date Using
	Balance as of
	December 31, 2022	Level 1	Level 2	Level 3
2019 Convertible Notes	$11,392	$—	$—	$11,392
Related Party Convertible Notes	263	—	—	263
Total	$11,655	$—	$—	$11,655

Schedule of reconciliation of the Convertible Notes measured at fair value on a recurring basis using significant unobservable inputs

The following table presents a reconciliation of the Legacy Convertible Notes:

		2019 Related		2023 Related
	2019	Party	2023	Party
	Convertible	Convertible	Convertible	Convertible
	Notes	Notes	Notes	Notes	Total
Balance as of December 31, 2022	$11,392	$263	$—	$—	$11,655
Issuance	—	—	4,700	125	4,825
Change in fair value	2,359	44	371	10	2,784
Balance as of June 30, 2023	$13,751	$307	$5,071	$135	$19,264
Issuance	—	—	1,390	—	1,390
Change in fair value	(1,276)	(31)	(423)	(11)	(1,741)
Conversion and settlement	(12,475)	(276)	(6,038)	(124)	(18,913)
Balance as of September 30, 2023	$—	$—	$—	$—	$—

	2019	Related Party
	Convertible	Convertible
	Notes	Notes	Total
Balance as of December 31, 2020	$10,807	$528	$11,335
Transfer from related party to unrelated party	270	(270)	—
Change in fair value	142	1	143
Balance as of December 31, 2021	11,219	259	11,478
Change in fair value	173	4	177
Balance as of December 31, 2022	$11,392	$263	$11,655

Schedule of assumptions were used in determining the fair value of the Convertible notes

The following unobservable assumptions were used in determining the fair value of the Legacy Convertible Notes as of December 31, 2022:

Probability of conversion	—
Probability of holding until maturity without conversion	—
Remaining term until potential conversion trigger date (years)	—
Discount yield (1)	20.0%
(1)	Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.

Credit spread (1)	12.1%
Equity volatility	45.0%
(1)	Estimated using a comparable bond analysis and under S&P Global Inc.’s credit rating scale using a multinominal logical regression.

Private Warrants’ volatility	9.6%
Dividend yield (per share)	—

Dividend yield	0.0%
Equity volatility	105.0%

	As of
	December 31,
	2021	2022
Probability of conversion	90%	—
Probability of holding until maturity without conversion	10%	—
Remaining term until potential conversion trigger date (years)	0.75	—
Discount yield(1)	17%	20%